Stock Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stock Warrants
Schedule of Warrants Outstanding

The Company has the following warrants outstanding for the periods presented:

	As of
	March 31, 2026	December 31, 2025
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,158,059	2,158,059
Subtotal	13,658,059	13,658,059
Grand Total	14,339,078	14,339,078

The Company has the following warrants outstanding for the periods presented:

	As of December 31,
	2025	2024
Liability Classified Warrants
Business Combination Warrants	585,275	585,275
PIPE Warrants	95,744	95,744
Subtotal	681,019	681,019
Equity Classified Warrants
Public Warrants	11,500,000	11,500,000
Private Placement Warrants	2,158,059	2,199,939
Helena Termination Warrants	-	50,000
Subtotal	13,658,059	13,749,939
Grand Total	14,339,078	14,430,958